N-2 - USD ($) $ / shares in Units, $ in Millions	Sep. 03, 2024	Aug. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001982701
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by AB Private Lending Fund (the “Fund”) to amend Item 8.01 – Other Events of that certain Current Report on Form 8-K originally filed by the Fund with the U.S. Securities and Exchange Commission on October 21, 2024 (the “Original Form 8-K”). This Amendment is being filed to correct the following matter included in Item 8.01 of the Original Form 8-K: the fair value of the Fund’s investment portfolio is corrected to be approximately $269.9 million. The Original Form 8-K erroneously computed the fair value of the Fund’s investment portfolio by solely including the market value of investments of the Fund, the Fund’s money market investments and interest receivables of the Fund to calculate the fair value of the Fund’s investment portfolio. However, consistent with the Fund’s computation of the fair value of the Fund’s investment portfolio in the Fund’s Quarterly Reports on Form 10-Q and Annual Reports on Form 10-K, the fair value of the Fund’s investment portfolio is computed by including the market value of the Fund’s investments and the Fund’s market value of unfunded loans in the calculation of the fair value of the Fund’s investment portfolio, which is reflected in the amended disclosure below. The Original Form 8-K relied on the erroneously computed fair value of the Fund’s investment portfolio value. Other than the fair value of the Fund’s investment portfolio, no other changes to the Original Form 8-K are made by this Amendment, including but not limited to the Fund’s NAV per share as reported in the Original Form 8-K.
Securities Act File Number	814-01744
Document Type	8-K/A
Entity Registrant Name	AB PRIVATE LENDING FUND
Entity Address, Address Line One	405 Colorado Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	721-2900
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
General Description of Registrant [Abstract]
Share Price [Table Text Block]
Net Asset Value
The net asset value (“
NAV
”) per share of each class of the Fund as of August 31, 2024, as determined in accordance with the Fund’s valuation policy, is set forth below.

NAV per Share as of August 31, 2024
Class I shares	$26.17
Class S shares	—
Class D shares	—
As of August 31, 2024, the Fund’s aggregate NAV was approximately $116.0 million, the fair value of its investment portfolio was approximately $269.9 million, and it had approximately $168.5 million of debt outstanding (at principal).

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 168.5
Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 26.17
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I shares
Class S Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class S shares
Class D Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D shares